                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2004

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:     DSM Capital Partners
           ---------------------------
 Address:  332 Main Street
           ---------------------------
           Mount Kisco, NY 10549
           ---------------------------

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:     Stephen E. Memishian
           ----------------------------
 Title:    Managing Partner
           ----------------------------
 Phone:    914-242-1900
           ----------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen E. Memishian         Mount Kisco, NY             08/10/2004
     ----------------------------    ---------------------       ---------------
               [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

      Form 13F File Number          Name
      28-___________________        ___________________________
      [Repeat as necessary.]

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Report Summary:

Number of Other Included Managers:                   0
                                                  -------------
Form 1 3F Information Table Entry Total:             55
                                                  -------------
Form 1 3F Information Table Value Total:             258,388
                                                  -------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 1 3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     None

     [Repeat as necessary.]

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                                        DSM CAPITAL PARTNERS LLC
PORTVUE-SEC13F.LNP
RUN DATE: 08/10/04 7:33 A.M.
                                      FORM 13F INFORMATION TABLE
                                         AS OF DATE: 06/30/04

                                                          VALUE        SHARES/    SH/   PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP       (x$1000)     PRN AMT    PRN   CALL  DSCRETN  MANAGERS  SOLE  SHARED  NONE
--------------              ---------------   -----       --------     -------    ----  ----  -------  --------  ----  ------  ----
ACCENTURE                   COM               G1150G111       3985      145025    SH          DEFINED               0  145025     0
ADOBE SYSTEMS               COM               00724F101       6045      130005    SH          DEFINED               0  130005     0
ALLERGAN                    COM               018490102      10677      119275    SH          DEFINED               0  119275     0
AMGEN                       COM               031162100       9367      171650    SH          DEFINED               0  171650     0
ANALOG DEVICES              COM               032654105        258        5490    SH          DEFINED               0    5490     0
ANTEON INTERNATIONAL        COM               03674E108        524       16075    SH          DEFINED               0   16075     0
APOLLO GROUP                COM               037604105       5004       56677    SH          DEFINED               0   56677     0
ASK JEEVES                  COM               045174109        520       13315    SH          DEFINED               0   13315     0
AUTOBYTEL                   COM               05275N106        254       28000    SH          DEFINED               0   28000     0
BED BATH & BEYOND           COM               075896100       7363      191500    SH          DEFINED               0  191500     0
BIOLASE TECHNOLOGY          COM               090911108        308       22860    SH          DEFINED               0   22860     0
BIOMET                      COM               090613100       8821      198490    SH          DEFINED               0  198490     0
BOSTON SCIENTIFIC           COM               101137107        318        7440    SH          DEFINED               0    7440     0
C H ROBINSON WORLDWIDE      COM               12541W100       9081      198110    SH          DEFINED               0  198110     0
CELGENE                     COM               151020104      10341      180590    SH          DEFINED               0  180590     0
CENDANT CORP                COM               151313103        375       15310    SH          DEFINED               0   15310     0
CLEAR CHANNEL               COM               184502102       7627      206410    SH          DEFINED               0  206410     0
COGNOS                      COM               19244C109       8601      237870    SH          DEFINED               0  237870     0
COMCAST                     COM               20030N101       5293      188365    SH          DEFINED               0  188365     0
CORINTHIAN COLLEGES         COM               218868107       7855      317505    SH          DEFINED               0  317505     0
COVENTRY HEALTH CARE        COM               222862104        468        9580    SH          DEFINED               0    9580     0
COX RADIO                   COM               224051102        387       22265    SH          DEFINED               0   22265     0
EXPEDITORS INTERNATIONAL    COM               302130109       6982      141315    SH          DEFINED               0  141315     0
FLIR SYSTEMS                COM               302445101        458        8345    SH          DEFINED               0    8345     0
FOREST LABS                 COM               345838106        796       14060    SH          DEFINED               0   14060     0
GENZYME                     COM               372917104       7949      167955    SH          DEFINED               0  167955     0
GILEAD SCIENCES             COM               375558103      10898      162660    SH          DEFINED               0  162660     0
GRAY TELEVISION             COM               389375106        140       10100    SH          DEFINED               0   10100     0
HOME DEPOT                  COM               437076102       6402      181870    SH          DEFINED               0  181870     0
HYPERION SOLUTIONS          COM               44914M104        593       13570    SH          DEFINED               0   13570     0
INTERSIL                    COM               46069S109       9052      417935    SH          DEFINED               0  417935     0
LAUREATE EDUCATION          COM               518613104        670       17530    SH          DEFINED               0   17530     0
LOWE'S COMPANIES            COM               548661107       7778      148020    SH          DEFINED               0  148020     0
MANTECH INTERNATIONAL       COM               564563104        415       22105    SH          DEFINED               0   22105     0
MAXIM SEMICONDUCTOR         COM               57772K101       5513      105165    SH          DEFINED               0  105165     0
MEDTRONIC                   COM               585055106       4373       89760    SH          DEFINED               0   89760     0
METROLOGIC INSTRUMENTS      COM               591676101        411       20600    SH          DEFINED               0   20600     0
MICROCHIP TECHNOLOGY        COM               595017104       5071      160795    SH          DEFINED               0  160795     0
P F CHANGS CHINA BISTRO     COM               69333Y108        317        7705    SH          DEFINED               0    7705     0
PACER INTERNATIONAL         COM               69373H106        522       28195    SH          DEFINED               0   28195     0
PANERA BREAD COMPANY        COM               69840W108        405       11275    SH          DEFINED               0   11275     0
QUALCOMM                    COM               747525103      14234      195045    SH          DEFINED               0  195045     0
SEMTECH CORP                COM               816850101        323       13740    SH          DEFINED               0   13740     0
SYMANTEC                    COM               871503108       9284      212060    SH          DEFINED               0  212060     0
THE CHEESECAKE FACTORY      COM               163072101       9774      245640    SH          DEFINED               0  245640     0
TJX COMPANIES               COM               872540109      10372      429645    SH          DEFINED               0  429645     0
TUESDAY MORNING             COM               899035505        463       15950    SH          DEFINED               0   15950     0
TYCO INTERNATIONAL          COM               902124106       9966      300735    SH          DEFINED               0  300735     0
UNITEDHEALTH GROUP          COM               91324P102       7581      121790    SH          DEFINED               0  121790     0
UNIV OF PHOENIX ONLINE      COM               037604204       4263       48665    SH          DEFINED               0   48665     0
VALUECLICK                  COM               92046N102        449       37510    SH          DEFINED               0   37510     0
VARIAN MEDICAL SYSTEMS      COM               92220P105       5847      147360    SH          DEFINED               0  147360     0
VIACOM                      COM               925524308       4550      127375    SH          DEFINED               0  127375     0
WALGREEN COMPANY            COM               931422109       4467      123370    SH          DEFINED               0  123370     0
WESTWOOD ONE                COM               961815107       4598      193210    SH          DEFINED               0  193210     0

LINE COUNT: 55